EATON VANCE SPECIAL INVESTMENT TRUST
                                24 Federal Street
                                Boston, MA 02110



                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 2-27962) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 1998 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 51 ("Amendment No. 51") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 51 was filed electronically with the Commission (Accession No. 0000950156-98-000321) on April 23, 1998:

                            Eaton Vance Balanced Fund
                      (formerly Eaton Vance Investors Fund)
                        Eaton Vance Emerging Markets Fund
                         Eaton Vance Greater India Fund
                        Eaton Vance Growth & Income Fund
                        (formerly Eaton Vance Stock Fund)
                        Eaton Vance Special Equities Fund
                           Eaton Vance Utilities Fund
                    (formerly Eaton Vance Total Return Fund)
                       EV Traditional Emerging Growth Fund


                                       EATON VANCE SPECIAL INVESTMENT TRUST


                                       By:/S/ ERIC G. WOODBURY
                                       Eric G. Woodbury, Assistant Secretary
Date:  May 1, 1998